LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2017
Kibali Jersey Limited [member]
Disclosure of borrowings [text block]
16. LOANS AND BORROWINGS

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Non-current
Finance lease liability (refer to note 19)	40,350	46,707	51,530
Loan – Randgold (refer to note 26)	860	222	217
	41,210	46,929	51,747
Current
Finance lease liability (refer to note 19)	7,596	8,310	8,223
Loan – Randgold (refer to note 26)	-	1,975	1,585
	7,596	10,285	9,808
Total loans and borrowings	48,806	57,214	61,555

Finance lease liability
The finance lease liability is due to KAS in respect of the equipment which has been transferred to the group under an installment sale agreement. The finance lease liability is interest bearing at 8% and is to be reduced by rental payments monthly as agreed in the installment sale agreement. The finance lease is secured by the leased assets. Refer to note 8 for finance lease asset disclosures.

Loan – Randgold
Randgold, a joint venture partner and operator of the Kibali gold mine, incurs management fees and other expenses as part of its role as operator of the mine on behalf of the group. The loan bears no interest and is repayable on a monthly basis. The non-current portion bears no interest but the effect of discounting is non-significant.